UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC S&S INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/12

Item 1. Schedule of Investments

GE S&S Income Fund

Schedule of Investments (dollars in thousands)—March 31, 2012 (unaudited)

Bonds and Notes—91.0% †		Principal Amount	Fair Value
U.S. Treasuries—24.2%
U.S. Treasury Bonds
3.13%	11/15/41 - 02/15/42	$282,306	$270,674	(g)
U.S. Treasury Notes
0.32%	12/31/13	96,742	96,410	(c,g)
1.01%	01/31/17	65,006	64,604	(c,g)
1.02%	02/28/17	62,954	62,511	(c)
2.00%	02/15/22	188,792	185,163	(g)
			679,362

Agency Mortgage Backed—31.1%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	461	490	(g)
5.00%	07/01/35 - 06/01/41	17,321	19,116	(g)
5.50%	05/01/20 - 04/01/39	9,043	10,011	(g)
6.00%	04/01/17 - 11/01/37	14,304	15,998	(g)
6.50%	07/01/29	42	48	(g)
7.00%	10/01/16 - 08/01/36	1,738	2,015	(g)
7.50%	09/01/12 - 09/01/33	187	217	(g)
8.00%	11/01/30	10	12	(g)
8.50%	04/01/30 - 05/01/30	28	34	(g)
9.00%	05/01/16 - 11/01/16	83	91	(g)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 12/01/41	154,415	162,109	(g)
4.50%	05/01/18 - 07/01/41	83,229	89,342	(g)
5.00%	07/01/20 - 06/01/41	36,738	40,448	(g)
5.14%	03/01/37	34	34	(h)
5.47%	04/01/37	21	22	(h)
5.50%	01/01/14 - 01/01/39	69,320	75,928	(g)
6.00%	02/01/14 - 08/01/35	20,874	23,334	(g)
6.50%	01/01/14 - 08/01/36	3,743	4,223	(g)
7.00%	08/01/13 - 02/01/34	405	451	(g)
7.50%	08/01/13 - 03/01/34	1,657	1,938	(g)
8.00%	12/01/12 - 11/01/33	876	1,038	(g)
8.50%	04/01/30 - 05/01/31	133	163	(g)
9.00%	01/01/14 - 12/01/22	488	559	(g)
3.50%	TBA	60,405	62,028	(b)
4.00%	TBA	32,745	34,331	(b)
4.50%	TBA	174,405	185,496	(b)
5.00%	TBA	7,777	8,408	(b)
5.50%	TBA	10,210	11,119	(b)
6.00%	TBA	39,888	43,944	(b)
6.50%	TBA	6,768	7,580	(b)
Government National Mortgage Assoc.
1.63%	11/20/21 - 10/20/25	26	27	(g,h)
2.38%	05/20/21 - 04/20/24	16	16	(g,h)
4.50%	08/15/33 - 03/20/41	30,321	33,095	(g)
5.00%	08/15/33	1,179	1,303	(g)
6.00%	04/15/27 - 09/15/36	3,042	3,482	(g)
6.50%	04/15/19 - 09/15/36	4,178	4,839	(g)
7.00%	03/15/26 - 10/15/36	1,648	1,930	(g)
7.50%	11/15/22 - 10/15/33	586	667	(g)

8.00%	11/15/29 - 06/15/30	6	7	(g)
8.50%	10/15/17	256	289	(g)
9.00%	11/15/16 - 12/15/21	809	904	(g)
4.00%	TBA	21,345	22,906	(b)
5.50%	TBA	1,900	2,123	(b)
			872,115

Agency Collateralized Mortgage Obligations—0.7%
Collateralized Mortgage Obligation Trust
2.27%	11/01/18	117	113	(c,e)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	13,270	108	(f,g,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	21,613	2,447	(f,l)
5.00%	02/15/38	1,317	130	(f,l)
5.50%**	04/15/17	35	—	(f,g,l)
6.36%	08/15/25	9,252	1,457	(f,h)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%	05/15/17	107	3	(f,g,l)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class 1980)
7.50%	07/15/27	37	8	(f,g,l)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	1,547	256	(f,g,l)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	1,236	68	(f,g,l)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	207	8	(f,g,l)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	927	64	(f,g,l)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class CI)
5.00%	11/15/17	217	5	(f,g,l)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	05/15/18	434	21	(f,g,l)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%**	07/15/17	51	—	(f,g,l)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33)
8.00%	04/15/20	81	88	(g)
Federal Home Loan Mortgage Corp. STRIPS
8.00%	02/01/23 - 07/01/24	100	23	(f,g,l)
Federal Home Loan Mortgage Corp. STRIPS (Series 227) (Class IO)
5.00%	12/01/34	490	72	(f,l)
Federal Home Loan Mortgage STRIPS
4.04%	08/01/27	26	22	(c,e,g)
Federal National Mortgage Assoc. REMIC
1.20%	12/25/42	2,073	69	(f,g,h)
5.00%	02/25/40 - 09/25/40	13,531	2,023	(f,l)
5.76%	07/25/38 - 01/25/41	13,029	2,295	(f,h)
Federal National Mortgage Assoc. REMIC (Class B)
3.76%	12/25/22	105	93	(c,e,g)
Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
8.00%**	05/25/22	—	4	(f,g,l)
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	260	8	(f,g,l)
7.26%	05/25/18	594	68	(f,g,h)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	430	18	(f,g,l)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	2,292	147	(f,g,l)

Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	83	1	(f,g,l)
Federal National Mortgage Assoc. STRIPS
2.18%	12/01/34	1,834	1,723	(c,e,g)
5.00%	05/25/38	1,606	253	(f,l)
6.00%	01/01/35	1,838	362	(f,g,l)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	2,477	311	(f,g,l)
5.00%	03/25/38	1,764	267	(f,l)
5.50%	12/01/33	595	90	(f,g,l)
7.50%	11/01/23	440	97	(f,g,l)
8.00%	08/01/23 - 07/01/24	207	45	(f,g,l)
8.50%	03/01/17 - 07/25/22	294	50	(f,g,l)
9.00%	05/25/22	104	22	(f,g,l)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	2,869	380	(f,l)
Government National Mortgage Assoc.
4.50%	04/16/34 - 08/16/39	21,705	3,018	(f,l)
5.00%	12/20/35 - 09/20/38	20,202	2,533	(f,l)
5.86%	10/16/41	7,346	1,615	(f,h)
			20,385

Asset Backed—0.6%
AmeriCredit Automobile Receivables Trust
0.33%	04/07/14	3,049	3,048	(c,g,h)
Bear Stearns Asset Backed Securities Trust
6.09%	01/25/34	97	73	(c,h)
Capital One Multi-Asset Execution Trust
1.34%	01/15/19	1,000	968	(c,h)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	2,103	1,878
5.75%	11/25/34	221	92	(h)
Citicorp Residential Mortgage Securities Inc.
6.04%	09/25/36	2,610	1,924	(g)
Countrywide Asset-Backed Certificates
1.04%	03/25/33	350	275	(g,h)
1.28%	02/25/35	755	739	(g,h)
4.34%	05/25/36	811	758	(c,h)
Hertz Vehicle Financing LLC
2.60%	02/25/15	2,000	2,036	(a,g)
Indymac Residential Asset Backed Trust
25.10%	11/25/36	4,571	3,043	(c,g,h)
Irwin Home Equity Corp.
45.03%	02/25/36	327	159	(c,g,h)
Mid-State Trust
7.54%	07/01/35	587	596
Popular ABS Mortgage Pass-Through Trust
5.30%	11/25/35	2,525	1,567
Residential Asset Mortgage Products Inc.
4.72%	06/25/32	66	52	(c,h)
Residential Asset Securities Corp.
12.84%	06/25/33	439	250	(c,h)
16.70%	07/25/32	213	120	(c,h)
			17,578

Corporate Notes—29.0%
Adaro Indonesia PT
7.63%	10/22/19	600	651	(a)

AES Gener S.A.
5.25%	08/15/21	794	838	(a)
AES Panama S.A.
6.35%	12/21/16	1,632	1,763	(a,g)
Aflac Inc.
2.65%	02/15/17	761	770
4.00%	02/15/22	761	767
Agilent Technologies Inc.
5.50%	09/14/15	2,995	3,366	(g)
Air Jamaica Ltd.
9.38%	07/08/15	50	52
Alcoa Inc.
5.40%	04/15/21	1,805	1,865
5.55%	02/01/17	1,505	1,653
Allergan Inc.
3.38%	09/15/20	2,352	2,444
Alpha Natural Resources Inc.
6.00%	06/01/19	1,869	1,691
ALROSA Finance S.A.
7.75%	11/03/20	1,200	1,281	(a)
America Movil SAB de C.V.
2.38%	09/08/16	9,368	9,483
6.13%	03/30/40	2,288	2,657
American Axle & Manufacturing Inc.
7.88%	03/01/17	2,729	2,818
American International Group Inc.
5.85%	01/16/18	2,979	3,240
Amgen Inc.
2.30%	06/15/16	2,077	2,120
2.50%	11/15/16	1,516	1,558
5.65%	06/15/42	2,684	2,870
Amphenol Corp.
4.00%	02/01/22	6,087	6,126
Amsted Industries Inc.
8.13%	03/15/18	1,721	1,841	(a,g)
Anadarko Petroleum Corp.
5.95%	09/15/16	4,041	4,659
6.20%	03/15/40	4,508	5,108
6.38%	09/15/17	1,716	2,039
6.95%	06/15/19	3,601	4,396
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	4,509	4,840	(g)
5.38%	11/15/14	3,660	4,064
Aon Corp.
3.13%	05/27/16	3,560	3,694
ArcelorMittal
6.75%	03/01/41	744	697
Arch Coal Inc.
7.00%	06/15/19	2,769	2,554	(a)
Archer-Daniels-Midland Co.
5.77%	03/01/41	4,714	5,679
Aristotle Holding Inc.
2.65%	02/15/17	3,955	4,000	(a)
3.90%	02/15/22	1,521	1,537	(a)
4.75%	11/15/21	1,522	1,629	(a)
6.13%	11/15/41	2,343	2,614	(a)

Arizona Public Service Co.
6.25%	08/01/16	2,339	2,741	(g)
AT&T Inc.
1.09%	02/13/15	6,088	6,052	(c)
1.60%	02/15/17	7,610	7,567
2.95%	05/15/16	2,353	2,486	(g)
5.55%	08/15/41	2,133	2,364
5.60%	05/15/18	5,348	6,325
6.40%	05/15/38	4,094	4,862	(g)
6.70%	11/15/13	3,248	3,553	(g)
Australia & New Zealand Banking Group Ltd.
2.40%	11/23/16	4,366	4,403	(a)
Baker Hughes Inc.
3.20%	08/15/21	3,001	3,021	(a)
Banco del Estado de Chile
4.13%	10/07/20	500	518	(a)
Banco do Brasil S.A.
5.88%	01/26/22	1,381	1,421	(a)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	300	302	(a)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	150	155	(a,h)
BanColombia S.A.
5.95%	06/03/21	996	1,055
6.13%	07/26/20	520	549
Bank of America Corp.
3.75%	07/12/16	1,485	1,492
3.88%	03/22/17	3,047	3,064
5.63%	10/14/16	1,505	1,600
5.70%	01/24/22	3,037	3,215
5.75%	12/01/17	3,050	3,271
5.88%	02/07/42	3,803	3,783
6.50%	08/01/16	5,555	6,108	(g)
Baxter International Inc.
1.85%	01/15/17	3,640	3,686	(g)
BBVA Bancomer S.A.
6.50%	03/10/21	500	521	(a)
Becton Dickinson and Co.
3.13%	11/08/21	4,546	4,613
Berkshire Hathaway Inc.
1.90%	01/31/17	6,090	6,160
BG Energy Capital PLC
2.88%	10/15/16	1,538	1,591	(a,g)
4.00%	10/15/21	1,386	1,445	(a,g)
BHP Billiton Finance USA Ltd.
1.63%	02/24/17	4,567	4,544
Bombardier Inc.
7.75%	03/15/20	2,094	2,335	(a,g)
BP Capital Markets PLC
2.25%	11/01/16	4,531	4,647
Broadcom Corp.
2.70%	11/01/18	3,031	3,082
Calpine Corp.
7.25%	10/15/17	3,507	3,717	(a,g)
Cargill Inc.
5.20%	01/22/13	5,139	5,335	(a,g)
6.00%	11/27/17	1,749	2,082	(a,g)
Case New Holland Inc.
7.88%	12/01/17	1,598	1,858

Caterpillar Inc.
3.90%	05/27/21	2,967	3,252
CCO Holdings LLC
8.13%	04/30/20	2,729	3,029
Centrais Eletricas Brasileiras S.A.
5.75%	10/27/21	1,000	1,095	(a)
Central American Bank for Economic Integration
5.38%	09/24/14	2,780	2,979	(a,g)
CenturyLink Inc.
5.80%	03/15/22	3,365	3,286
7.65%	03/15/42	3,670	3,448
Chesapeake Energy Corp.
6.13%	02/15/21	2,483	2,458
Chesapeake Midstream Partners LP
5.88%	04/15/21	2,569	2,556	(a)
Cigna Corp.
2.75%	11/15/16	7,084	7,172
4.00%	02/15/22	1,606	1,635
5.38%	02/15/42	3,035	3,113
CIncinnati Bell Inc.
8.25%	10/15/17	2,877	2,938	(g)
Citigroup Inc.
4.45%	01/10/17	6,091	6,380
5.00%	09/15/14	12,186	12,620	(g)
5.88%	01/30/42	3,346	3,467	(g)
6.13%	08/25/36	1,520	1,461
CityCenter Holdings LLC
7.63%	01/15/16	1,595	1,683
CNA Financial Corp.
5.88%	08/15/20	2,943	3,155
CNOOC Finance 2011 Ltd.
4.25%	01/26/21	400	417	(a)
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	600	638	(a)
Comision Federal de Electricidad
4.88%	05/26/21	600	636	(a)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	3,033	3,799	(g)
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	2,424	2,942
Corning Inc.
4.75%	03/15/42	3,551	3,439
Corp Lindley S.A.
6.75%	11/23/21	273	291	(a)
Corp Nacional del Cobre de Chile
3.75%	11/04/20	2,254	2,309	(a)
5.63%	09/21/35	554	627	(a,g)
Credit Suisse AG
2.60%	05/27/16	2,981	3,039	(a)
Crown Castle Towers LLC
4.88%	08/15/40	2,783	2,863	(a)
6.11%	01/15/40	1,361	1,513	(a,g)
CSX Corp.
4.25%	06/01/21	2,934	3,144
CVS Caremark Corp.
3.25%	05/18/15	1,513	1,604	(g)
5.75%	06/01/17	2,580	3,045	(g)

Danaher Corp.
2.30%	06/23/16	2,970	3,076	(g)
3.90%	06/23/21	594	650	(g)
DaVita Inc.
6.38%	11/01/18	2,660	2,786	(g)
Denbury Resources Inc.
6.38%	08/15/21	2,251	2,380	(g)
8.25%	02/15/20	1,663	1,858	(g)
DENTSPLY International Inc.
2.75%	08/15/16	4,603	4,627	(g)
4.13%	08/15/21	3,003	3,062
Deutsche Telekom International Finance BV
2.25%	03/06/17	2,937	2,907	(a)
4.88%	03/06/42	1,521	1,437	(a)
Development Bank of Kazakhstan JSC
5.50%	12/20/15	800	856	(a)
Digicel Ltd.
8.25%	09/01/17	700	740	(a)
DIRECTV Holdings LLC
2.40%	03/15/17	3,076	3,049	(a)
3.55%	03/15/15	2,953	3,118
3.80%	03/15/22	1,538	1,517	(a)
4.60%	02/15/21	3,046	3,210
4.75%	10/01/14	2,820	3,065	(g)
5.15%	03/15/42	3,076	2,997	(a)
Dolphin Energy Ltd.
5.89%	06/15/19	1,180	1,277	(a,g)
Dominion Resources Inc.
1.95%	08/15/16	2,101	2,130
4.90%	08/01/41	1,192	1,251
DPL Inc.
7.25%	10/15/21	2,415	2,681	(a)
Dubai Electricity & Water Authority
7.38%	10/21/20	1,260	1,351	(a)
Duke Realty LP (REIT)
6.50%	01/15/18	2,999	3,435
Ecolab Inc.
3.00%	12/08/16	4,250	4,419
Ecopetrol S.A.
7.63%	07/23/19	533	657
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	534	566	(a)
Empresa Nacional del Petroleo
4.75%	12/06/21	350	363	(a)
Energy Transfer Equity LP
7.50%	10/15/20	1,990	2,209
Energy Transfer Partners LP
6.70%	07/01/18	2,082	2,387	(g)
European Investment Bank
0.81%	12/15/14	4,510	4,518	(c)
4.88%	01/17/17	7,600	8,750	(g)
Exelon Corp.
4.90%	06/15/15	3,716	4,053	(g)
Export Credit Bank of Turkey
5.38%	11/04/16	800	808	(a)
Express Scripts Inc.
3.13%	05/15/16	4,564	4,753

First Citizens St Lucia Ltd.
4.90%	02/09/16	1,100	1,132	(a)
Florida Power & Light Co.
4.13%	02/01/42	2,732	2,677
Ford Motor Credit Company LLC
5.00%	05/15/18	2,290	2,372	(g)
5.88%	08/02/21	1,056	1,139	(g)
Forest Oil Corp.
7.25%	06/15/19	2,660	2,600	(g)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	2,481	2,568	(a)
Frontier Communications Corp.
7.13%	03/15/19	2,617	2,624	(g)
Gilead Sciences Inc.
5.65%	12/01/41	1,518	1,622
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	720	766	(a,i)
Goldman Sachs Capital I
6.35%	02/15/34	2,283	2,130
Great Plains Energy Inc.
4.85%	06/01/21	2,966	3,142
Grupo Bimbo SAB de C.V.
4.50%	01/25/22	600	611	(a)
Halliburton Co.
3.25%	11/15/21	1,516	1,557
4.50%	11/15/41	1,516	1,535
Hanesbrands Inc.
6.38%	12/15/20	2,526	2,595	(g)
HCA Inc.
6.50%	02/15/20	2,282	2,396
HCP Inc. (REIT)
3.75%	02/01/19	2,127	2,114
Heineken N.V.
3.40%	04/01/22	6,090	6,045	(a)
Hewlett-Packard Co.
2.60%	09/15/17	7,621	7,616
Host Hotels & Resorts LP (REIT)
6.00%	11/01/20	2,587	2,742	(g)
HSBC Finance Corp.
6.68%	01/15/21	3,073	3,280
HSBC Holdings PLC
4.00%	03/30/22	6,091	6,038
Hughes Satellite Systems Corp.
6.50%	06/15/19	2,756	2,880
Indo Energy Finance BV
7.00%	05/07/18	483	494	(a)
Indo Integrated Energy BV
9.00%	06/01/12	117	116	(i)
Industrial Bank of Korea
3.75%	09/29/16	1,000	1,023	(a)
ING Bank N.V.
3.75%	03/07/17	3,013	2,984	(a)
Ingles Markets Inc.
8.88%	05/15/17	3,443	3,727
Instituto Costarricense de Electricidad
6.95%	11/10/21	800	840	(a)
Inter-American Development Bank
1.38%	10/18/16	4,528	4,601

Intergas Finance BV
6.38%	05/14/17	300	328	(a)
IPIC GMTN Ltd.
3.75%	03/01/17	2,222	2,261	(a)
John Deere Capital Corp.
3.15%	10/15/21	1,501	1,527	(g)
JPMorgan Chase & Co.
4.35%	08/15/21	3,929	4,014	(g)
Kazakhstan Temir Zholy Finance BV
6.38%	10/06/20	600	665	(a,g)
KazMunayGas National Co.
9.13%	07/02/18	500	623	(a)
11.75%	01/23/15	500	610	(a)
Koninklijke Philips Electronics N.V.
3.75%	03/15/22	4,613	4,640
5.00%	03/15/42	4,151	4,142
Korea Development Bank
3.25%	03/09/16	2,799	2,833	(g)
4.00%	09/09/16	1,627	1,696	(g)
Korea Hydro & Nuclear Power Company Ltd.
4.75%	07/13/21	995	1,031	(a,g)
Korea National Oil Corp.
2.88%	11/09/15	2,461	2,490	(a,g)
3.13%	04/03/17	3,058	3,051	(a)
Kraft Foods Inc.
4.13%	02/09/16	4,495	4,885	(g)
5.38%	02/10/20	1,469	1,698
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	6,173	6,516	(g)
4.50%	07/16/18	2,938	3,397	(g)
Levi Strauss & Co.
7.63%	05/15/20	2,633	2,784
Linn Energy LLC
8.63%	04/15/20	2,192	2,362
Listrindo Capital BV
6.95%	02/21/19	700	722	(a)
Lloyds TSB Bank PLC
4.20%	03/28/17	3,658	3,685
Lockheed Martin Corp.
4.85%	09/15/41	1,954	1,993
Lorillard Tobacco Co.
3.50%	08/04/16	2,987	3,110
7.00%	08/04/41	1,163	1,251
Majapahit Holding BV
7.75%	10/17/16	650	752	(a)
Marathon Petroleum Corp.
6.50%	03/01/41	1,525	1,647
MDC-GMTN B.V.
5.50%	04/20/21	900	966	(a)
Midamerican Energy Holdings Co.
6.13%	04/01/36	3,165	3,762	(g)
Mitsui Sumitomo Insurance Company Ltd.
7.00%	03/15/72	1,502	1,514	(a,h)
Mizuho Corporate Bank Ltd.
2.55%	03/17/17	3,049	3,049	(a)
Morgan Stanley
4.75%	03/22/17	3,047	3,048
5.50%	07/28/21	2,282	2,230
5.75%	01/25/21	1,490	1,463

Mylan Inc.
7.88%	07/15/20	3,061	3,413	(a,g)
National Agricultural Cooperative Federation
4.25%	01/28/16	1,723	1,790	(a)
5.00%	09/30/14	800	850	(a)
National JSC Naftogaz of Ukraine
9.50%	09/30/14	100	97
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	500	583
New Visteon Corp.
6.75%	04/15/19	2,573	2,612	(g)
Newfield Exploration Co.
5.75%	01/30/22	2,660	2,786
Newmont Mining Corp.
3.50%	03/15/22	1,538	1,482
4.88%	03/15/42	1,538	1,431
News America Inc.
6.65%	11/15/37	1,509	1,759
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	5,900	6,044
Noble Energy Inc.
4.15%	12/15/21	5,442	5,562	(g)
Nordea Bank AB
3.13%	03/20/17	9,280	9,290	(a)
Occidental Petroleum Corp.
1.75%	02/15/17	3,002	3,035
3.13%	02/15/22	3,002	3,029
Oglethorpe Power Corp.
5.38%	11/01/40	1,498	1,683
ONEOK Partners LP
6.13%	02/01/41	3,145	3,504
Pacific Gas & Electric Co.
6.05%	03/01/34	3,728	4,532
Pacific Rubiales Energy Corp.
7.25%	12/12/21	735	804	(a)
PacifiCorp
6.00%	01/15/39	1,850	2,285
6.25%	10/15/37	2,106	2,684
PAETEC Holding Corp.
8.88%	06/30/17	3,180	3,450
Peabody Energy Corp.
6.00%	11/15/18	803	787	(a)
6.25%	11/15/21	1,608	1,576	(a)
Pernod-Ricard S.A.
4.45%	01/15/22	2,382	2,416	(a)
Petrobras International Finance Co.
2.88%	02/06/15	1,215	1,247
3.50%	02/06/17	4,555	4,669
3.88%	01/27/16	1,175	1,237
5.38%	01/27/21	1,822	1,962
Petroleos Mexicanos
6.00%	03/05/20	1,190	1,355
6.50%	06/02/41	530	596	(a)
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	788	815
Petronas Capital Ltd.
5.25%	08/12/19	1,050	1,171	(a)
7.88%	05/22/22	600	806	(a)

Petronas Global Sukuk Ltd.
4.25%	08/12/14	300	316	(a)
Philip Morris International Inc.
2.50%	05/16/16	2,968	3,098
Phillips 66
1.95%	03/05/15	2,135	2,150	(a)
2.95%	05/01/17	3,050	3,100	(a)
5.88%	05/01/42	1,525	1,562	(a)
Pioneer Natural Resources Co.
7.50%	01/15/20	4,672	5,714
Plains All American Pipeline LP
3.65%	06/01/22	763	749
3.95%	09/15/15	2,968	3,183
5.15%	06/01/42	1,524	1,489
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	800	1,012	(a)
Pride International Inc.
6.88%	08/15/20	4,384	5,346
Protective Life Corp.
8.45%	10/15/39	2,792	3,233
Prudential Financial Inc.
5.63%	05/12/41	1,523	1,586
5.80%	11/16/41	762	825
Qatari Diar Finance QSC (REIT)
5.00%	07/21/20	1,050	1,125	(a)
QVC Inc.
7.50%	10/01/19	2,591	2,844	(a)
Range Resources Corp.
5.75%	06/01/21	2,660	2,793
Raytheon Co.
1.40%	12/15/14	3,024	3,074
Republic Services Inc.
5.25%	11/15/21	2,516	2,869
5.70%	05/15/41	1,839	2,099
Reynolds Group Issuer Inc.
8.75%	10/15/16	2,806	2,967	(a)
Rio Tinto Finance USA PLC
3.50%	03/22/22	6,553	6,565
Roche Holdings Inc.
6.00%	03/01/19	4,215	5,140	(a)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.00%	06/03/21	400	394	(a,h)
RZD Capital Ltd.
5.74%	04/03/17	600	635
Schlumberger Investment S.A.
3.30%	09/14/21	1,504	1,524	(a)
Schlumberger Norge AS
1.95%	09/14/16	1,504	1,522	(a)
Sempra Energy
2.30%	04/01/17	6,097	6,171
Simon Property Group LP (REIT)
2.15%	09/15/17	4,573	4,508
Southern Copper Corp.
6.75%	04/16/40	964	1,042
Southwestern Energy Co.
4.10%	03/15/22	3,650	3,618	(a)
Swedbank Hypotek AB
2.38%	04/05/17	3,071	3,082	(a)

Texas Instruments Inc.
2.38%	05/16/16	4,450	4,646
Textron Inc.
6.20%	03/15/15	3,958	4,341
The AES Corp.
8.00%	10/15/17	2,771	3,121	(g)
The Coca-Cola Co.
3.30%	09/01/21	3,279	3,412
The Goldman Sachs Group Inc.
5.75%	01/24/22	3,045	3,133
6.15%	04/01/18	4,675	5,043
6.75%	10/01/37	1,484	1,450
The Potomac Edison Co.
5.35%	11/15/14	1,520	1,668	(g)
Time Warner Cable Inc.
4.00%	09/01/21	3,045	3,120
5.50%	09/01/41	4,534	4,750
6.75%	07/01/18	3,694	4,507
Time Warner Inc.
3.15%	07/15/15	6,385	6,762
5.88%	11/15/16	3,262	3,821
Total Capital International S.A.
2.88%	02/17/22	1,523	1,460
Transnet SOC Ltd.
4.50%	02/10/16	1,200	1,242	(a)
Transocean Inc.
6.38%	12/15/21	937	1,054
Vail Resorts Inc.
6.50%	05/01/19	4,174	4,383	(g)
Verizon Communications Inc.
2.00%	11/01/16	3,041	3,089	(g)
Viacom Inc.
1.25%	02/27/15	2,133	2,131
2.50%	12/15/16	4,699	4,810	(g)
Vimpel Communications Via VIP Finance Ireland Limited OJSC
6.49%	02/02/16	800	823	(a)
Volcan Cia Minera SAA
5.38%	02/02/22	805	833	(a)
Voto-Votorantim Ltd.
6.75%	04/05/21	632	708	(a)
Wachovia Bank N.A.
4.88%	02/01/15	4,311	4,646
Weatherford International Ltd.
4.50%	04/15/22	2,434	2,430
5.95%	04/15/42	2,284	2,268
Willis Group Holdings PLC
4.13%	03/15/16	2,945	2,994	(g)
Woodside Finance Ltd.
4.50%	11/10/14	5,213	5,534	(a,g)
XL Group PLC (Series E)
6.50%	12/31/49	2,226	1,875	(g,h)
XLIT Ltd.
5.75%	10/01/21	2,564	2,795	(g)
Xstrata Finance Canada Ltd.
5.80%	11/15/16	2,651	2,978	(a,g)
			815,078

Non-Agency Collateralized Mortgage Obligations—3.1%
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.19%	09/10/47	4,270	4,768	(g,h)
5.63%	07/10/46	260	293
5.72%	02/10/51	1,810	2,051	(h)
6.20%	02/10/51	2,270	2,647	(h)
Banc of America Mortgage Securities Inc.
5.59%	02/25/36	283	4	(h)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	5,690	6,184	(h)
Bear Stearns Commercial Mortgage Securities
5.40%	03/11/39	1,472	1,472	(g,h)
5.54%	04/12/38	2,750	2,939	(h)
5.72%	06/11/40	900	695	(g,h)
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	1,520	1,283
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	1,600	1,756	(h)
Credit Suisse First Boston Mortgage Securities Corp.
5.32%	10/25/35	1,610	46	(h)
Credit Suisse Mortgage Capital Certificates
5.61%	02/25/36	704	17	(h)
DBUBS Mortgage Trust
5.56%	11/10/46	2,750	2,084	(a,g,h)
Extended Stay America Trust
5.50%	11/05/27	2,950	2,982	(a)
GS Mortgage Securities Corp. II
3.00%	08/10/44	3,010	3,123	(g)
Impac CMB Trust
4.03%	10/25/34	2,725	2,373	(c,g,h)
Impac Secured Assets CMN Owner Trust
5.00%	03/25/36	792	39	(c,g,h)
Interstar Millennium Trust
1.31%	03/14/36	253	230	(c,g,h)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.04%	03/15/46	1,720	1,872	(g,h)
5.34%	08/12/37	8,160	8,986	(g,h)
5.44%	05/15/45 - 06/12/47	7,120	7,834	(g)
5.79%	02/12/51	4,230	4,840	(g,h)
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	2,230	2,451
5.16%	02/15/31	2,970	3,304
15.33%	12/15/39	26,047	425	(a,c,h)
MASTR Alternative Loans Trust
5.00%	08/25/18	808	79	(f,l)
Merrill Lynch Mortgage Trust
5.66%	05/12/39	3,000	2,089	(h)
Morgan Stanley Capital I
5.16%	10/12/52	3,500	3,873	(g,h)
5.62%	12/12/49	2,058	2,077	(g)
5.64%	06/11/42	2,820	2,458	(h)
5.73%	10/15/42	5,554	3,885	(g,h)
5.81%	08/12/41	1,190	1,360	(g,h)
6.28%	01/11/43	2,940	3,116	(g,h)
8.62%	01/15/21	1,289	1,260	(a,c,g,h)
Residential Funding Mortgage Securities I
5.75%**	01/25/36	351	—
Sequoia Mortgage Trust
5.31%	06/20/34	174	139	(c,g,h)

Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	2,600	2,754	(g,h)
Wells Fargo Mortgage Backed Securities Trust
5.50%	01/25/36 - 03/25/36	2,960	79
			87,867

Sovereign Bonds—1.7%
Eskom Holdings SOC Ltd.
5.75%	01/26/21	1,000	1,050	(a)
Government of Argentina
2.50%	12/31/38	390	139	(i)
8.28%	12/31/33	271	194
Government of Colombia
4.38%	07/12/21	700	761
7.38%	03/18/19	400	513
Government of Croatia
6.38%	03/24/21	700	672	(a,g)
Government of Dominican Republic
7.50%	05/06/21	1,000	1,030	(a,g)
Government of El Salvador
7.65%	06/15/35	1,130	1,151	(a,g)
Government of Ghana Republic
8.50%	10/04/17	1,200	1,374	(a,g)
Government of Grenada
4.50%	09/15/25	858	446	(a,g,i)
Government of Hungary
6.25%	01/29/20	1,030	940
7.63%	03/29/41	618	559	(g)
Government of Indonesia
4.88%	05/05/21	800	867	(a)
11.63%	03/04/19	247	368	(a)
Government of Lebanon
4.00%	12/31/17	187	184
5.15%	11/12/18	518	522
6.10%	10/04/22	518	530
Government of Lithuania
6.13%	03/09/21	1,050	1,124	(a)
6.75%	01/15/15	1,100	1,188	(a)
7.38%	02/11/20	500	585	(a)
Government of Mexico
4.75%	03/08/44	3,692	3,618
5.75%	10/12/49	524	538
6.05%	01/11/40	600	723
Government of Namibia
5.50%	11/03/21	1,000	1,048	(a)
Government of Panama
6.70%	01/26/36	1,050	1,381
Government of Peru
6.55%	03/14/37	1,624	2,069
7.35%	07/21/25	500	683
Government of Philippines
6.38%	01/15/32 - 10/23/34	1,800	2,200
Government of Poland
5.00%	03/23/22	1,588	1,674
6.38%	07/15/19	268	312
Government of Romania
6.75%	02/07/22	1,106	1,156	(a)

Government of Serbia Republic
7.25%	09/28/21	1,600	1,684	(a)
Government of South Africa
6.25%	03/08/41	500	585
Government of Sri Lanka
7.40%	01/22/15	700	740	(a,g)
8.25%	10/24/12	500	512
Government of Turkey
5.13%	03/25/22	1,000	993
5.63%	03/30/21	760	793
6.00%	01/14/41	1,000	985
6.88%	03/17/36	533	592
Government of Ukraine
6.25%	06/17/16	1,000	870	(a)
6.88%	09/28/25	473	610
Government of Venezuela
10.75%	09/19/13	589	614	(g)
Government of Vietnam
1.56%	03/12/16	182	164	(h)
Korea Expressway Corp.
4.50%	03/23/15	600	630	(a,g)
ProvInce of Manitoba Canada
4.90%	12/06/16	1,060	1,219	(g)
Russian Foreign Bond - Eurobond
3.25%	04/04/17	2,800	2,790	(a)
5.00%	04/29/20	700	746	(a)
5.63%	04/04/42	1,600	1,561	(a)
7.50%	03/31/30	445	532	(i)
Wakala Global Sukuk Bhd
2.99%	07/06/16	750	767	(a)
4.65%	07/06/21	750	811	(a)
			47,797

Municipal Bonds and Notes—0.6%
American Municipal Power Inc.
6.27%	02/15/50	2,105	2,320
Municipal Electric Authority of Georgia
6.64%	04/01/57	3,155	3,509
New Jersey State Turnpike Authority
7.10%	01/01/41	1,495	2,045
7.41%	01/01/40	2,590	3,663
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880	987
South Carolina State Public Service Authority
6.45%	01/01/50	1,495	2,014
State of California
5.70%	11/01/21	2,075	2,344
			16,882

FNMA—0.0%*
Lehman TBA
5.50%**	TBA	1,893	—	(b,k,m)

Total Bonds and Notes
(Cost $2,520,331)			2,557,064

Preferred Stock—0.1%		Number of Shares
XLIT Ltd. 3.59%
(Cost $3,510)		3,846	2,748

Other Investments—0.2%
GEI Investment Fund
(Cost $5,616)			5,784	(j)
Total Investment in Securities
(Cost $2,529,457)			2,565,596

		Principal Amount	Fair Value
Short-Term Investments—20.6%
Time Deposit—3.3%
State Street Corp.
0.01%	04/02/12	$93,786	$93,785	(d)

U.S. Treasuries—1.1%
U.S. Treasury Bill
0.09%	04/19/12	30,000	30,000	(c)

Federal Agencies—16.2%
Federal Home Loan Bank Discount Notes
0.04%	05/04/12	75,000	74,997	(c)
0.08%	06/20/12	36,600	36,596	(c)
0.14%	04/18/12	50,000	49,999	(c)
Federal Home Loan Mortgage Corp. Discount Notes
0.08%	06/04/12	20,000	19,998	(c)
0.09%	06/11/12	63,000	62,994	(c)
0.12%	08/07/12	30,000	29,991	(c)
Federal National Mortgage Assoc.
0.02%	04/25/12	10,000	10,000	(c)
Federal National Mortgage Assoc. Discount Notes
0.01%	04/11/12	20,000	20,000	(c)
0.02%	04/16/12	45,000	45,000	(c)
0.06%	05/30/12	75,000	74,995	(c)
0.07%	05/16/12	30,000	29,998	(c)
			454,568

Total Short-Term Investments (Cost $578,323)			578,353

Total Investments (Cost $3,107,780)			3,143,949
Liabilities in Excess of Other Assets, net—(11.9) %			(333,904)

NET ASSETS—100.0%			$2,810,045

Other Information

The Fund had the following long futures contracts open at March 31, 2012 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
5 Yr. U.S. Treasury Note Futures	June 2012	3845	$471,163	$(2,202)

The Fund had the following short futures contracts open at March 31, 2012 (unaudited):
Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	June 2012	664	$(100,243)	$4,969
2 Yr. U.S. Treasury Note Futures	June 2012	239	(52,614)	40
10 Yr. U.S. Treasury Note Futures	June 2012	2665	(345,076)	5,256
30 Yr. U.S. Treasury Bond Futures	June 2012	221	(30,443)	716

				$10,981

				$8,779

Notes to Schedules of Investments (dollars in thousands) – March 31, 2012 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the supplemental disclosure for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to $217,009 or 7.72% of the net assets of the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)	Coupon amount represents effective yield.

(d)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(e)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	At March 31, 2012, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(h)	Variable or floating rate security. The stated rate represents the rate at March 31, 2012.

(i)	Step coupon bond. Security becomes interest bearing at a future date.

(j)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund. The security has been determined to be illiquid using procedures established by the Board of Trustees.

(k)	Securities in default.

(l)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(m)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

†	Percentages are based on net assets as of March 31, 2012.

*	Less than 0.05%

**	Par value is less than $500.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Funds’ investments measured at fair value on a recurring basis at March 31, 2012:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
GE S&S Income Fund	Investments in Securities †
	U.S. Treasuries	$—	$679,362	$—	$679,362
	Agency Mortgage Backed	—	872,115	—	872,115
	Agency CMOs	—	20,385	—	20,385
	Asset Backed	—	17,578	—	17,578
	Corporate Notes	—	815,078	—	815,078
	Non-Agency CMOs	—	87,867	—	87,867
	Sovereign Bonds	—	47,797	—	47,797
	Municipal Notes and Bonds	—	16,882	—	16,882
	Preferred Stock	—	2,748	—	2,748
	Other Investments	—	5,784	—	5,784
	Short-Term Investments	—	578,353	—	578,353

	Total Investments in Securities	$—	$3,143,949	$—	$3,143,949

	Other Financial Instruments*
	Futures Contracts – Unrealized Appreciation	$10,981	$—	$—	$10,981
	Futures Contracts – Unrealized Depreciation	(2,202)	—	—	(2,202)

	Total Other Financial Instruments	$8,779	$—	$—	$8,779

†	See Schedule of Investments for Industry Classification

*	-Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels.

INCOME TAXES

At March 31, 2012, information on the tax components of capital is as follows (Dollars in Thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
GE S&S Income Fund	$3,119,218	$63,097	$(38,366)	$24,731

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton Trustee, President and Chief Executive Officer GE Asset Management Incorporated

Date: May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton Trustee, President and Chief Executive Officer GE Asset Management Incorporated

Date: May 24, 2012

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen Treasurer, GE S&S Funds

Date: May 24, 2012